Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
April 30, 2023 - (Unaudited)
COMMON STOCKS — 97.53% Shares Fair Value
Communication Services — 3.54%
Gray Television, Inc. 10,671 $ 82,273
Madison Square Garden Entertainment Corp.
(a)
2,567 82,838
Sphere Entertainment Co., Class A
(a)
2,567 72,235
237,346
Consumer Discretionary — 10.19%
Asbury Automotive Group, Inc.
(a)
650 125,749
Boyd Gaming Corp. 2,159 149,835
Marriott Vacations Worldwide Corp. 958 128,908
OneSpaWorld Holdings Ltd.
(a)
11,600 139,200
TopBuild Corp.
(a)
619 139,572
683,264
Consumer Staples — 4.04%
Darling Ingredients, Inc.
(a)
1,804 107,464
Spectrum Brands Holdings, Inc. 2,454 163,191
270,655
Energy — 5.47%
Cactus, Inc., Class A 3,243 131,277
Callon Petroleum Co.
(a)
2,667 88,384
PDC Energy, Inc. 2,259 146,948
366,609
Financials — 17.75%
Artisan Partners Asset Management, Inc., Class A 4,788 166,000
Banner Corp. 1,806 90,156
Evercore, Inc., Class A 927 105,743
Hancock Whitney Corp. 1,855 67,745
Hanover Insurance Group, Inc. 1,053 125,897
Horace Mann Educators Corp. 3,896 121,867
Selective Insurance Group, Inc. 1,541 148,444
SouthState Corp. 1,966 135,614
Stifel Financial Corp. 2,025 121,439
Wintrust Financial Corp. 1,583 108,230
1,191,135
Health Care — 10.98%
Cryoport, Inc.
(a)
1,568 32,991
Enovis Corp.
(a)
3,157 183,895
Integer Holdings Corp.
(a)
2,481 204,311
Medpace Holdings, Inc.
(a)
645 129,090
Merit Medical Systems, Inc.
(a)
2,293 186,398
736,685
Industrials — 21.45%
Brink's Co. (The) 3,041 191,127
Herc Holdings, Inc. 969 96,919
Hexcel Corp. 3,038 218,979
Hillenbrand, Inc. 4,494 205,016
MSA Safety, Inc. 1,360 176,460
Parsons Corp.
(a)
3,793 164,996

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
April 30, 2023 - (Unaudited)
COMMON STOCKS — 97.53% - (continued) Shares Fair Value
Industrials — 21.45% - continued
SPX Technologies, Inc.
(a)
2,575 $ 163,976
XPO, Inc.
(a)
5,025 222,005
1,439,478
Information Technology — 8.62%
Belden, Inc. 1,804 142,318
Coherent Corp.
(a)
3,457 118,022
Diodes, Inc.
(a)
1,692 134,851
MaxLinear, Inc.
(a)
3,181 76,758
MKS Instruments, Inc. 1,264 106,012
577,961
Materials — 5.10%
Allegheny Technologies, Inc.
(a)
4,238 163,672
Avient Corp. 4,636 178,532
342,204
Real Estate — 7.85%
Corporate Office Properties Trust 7,399 169,363
Physicians Realty Trust 12,131 174,929
STAG Industrial, Inc. 5,378 182,153
526,445
Utilities — 2.54%
Southwest Gas Holdings, Inc. 3,037 170,072
Total Common Stocks (Cost $6,833,737) 6,541,854
MONEY MARKET FUNDS - 2.54%
First American Treasury Obligations Fund, Class X, 4.76%
(b)
170,519 170,519
Total Money Market Funds (Cost $170,519) 170,519
Total Investments — 100.07% (Cost $7,004,256) 6,712,373
Liabilities in Excess of Other Assets — (0.07)% (4,879)
NET ASSETS — 100.00% $ 6,707,494
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2023.
The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or  GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard
& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.